Equity - Schedule of movements in own shares (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Beginning balance	$ (13,178)	$ (12,070)	$ (11,709)
Increase (decrease) due to share based payment transactions	(79)	(93)	(86)
Ending balance	$ (12,954)	$ (13,178)	$ (12,070)
Own shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	210	212	216
Beginning balance	$ 2,228	$ 2,250	$ 2,286
Increase (decrease) due to share based payment transactions	$ (17)	$ (22)	$ (36)
Ending balance (in shares)	208	210	212
Ending balance	$ 2,211	$ 2,228	$ 2,250
Own shares | Share trust arrangements
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)	(1)	(1)	(2)
Increase (decrease) due to share based payment transactions	$ (12)	$ (14)	$ (19)
Own shares | Shares used to satisfy options
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)	(1)	(1)	(2)
Increase (decrease) due to share based payment transactions	$ (5)	$ (8)	$ (17)
Own shares | Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased - share buyback programme (in shares)			28
Shares purchased – share buyback programme			$ 987
Shares cancelled (number)			(28)
Shares cancelled			$ (987)